Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	Chrysler Group LLC
Entity Central Index Key	0001513153
Entity Filer Category	Non-accelerated Filer